Joint Ventures and Associates - Schedule of Changes in Joint Ventures Investments and Affiliates (Details) - Joint Ventures Investments and Affiliates [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Joint Ventures Investments and Affiliates [Line Items]
As of the beginning	$ 92,499,396	$ 117,720,140
Loss of control	(38,363,585)
Changes in equity interest	77,741,970	9,958
Sale of equity investment		(900,000)
Reclassification of Moolec Science S.A.		(2,560,472)
Share-based incentives		65,470
Dividends distribution		(1,790,032)
Foreign currency translation	(802,200)	977,482
Share of profit or loss measured at equity value method	(392,009)	7,747,312
Share of profit or loss measured at fair value	(36,535,601)	(28,770,462)
As of the end of the year	$ 94,147,971	$ 92,499,396